SALE RESERVES AND ALLOWENCES (Tables)	3 Months Ended
Mar. 31, 2013
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [Text Block]
Sales reserves and allowances consisted of the following:
	March 31,	December 31,
	2013	2012
	U.S. $ in millions
Rebates	$2,943	$2,983
Chargebacks	1,219	1,273
Returns	473	506
Other	276	172
	$4,911	$4,934